Annual Total Returns [BarChart] - TCW Total Return Bond Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	4.12%
Annual Return 2012	13.41%
Annual Return 2013	1.66%
Annual Return 2014	5.80%
Annual Return 2015	1.08%
Annual Return 2016	1.53%
Annual Return 2017	3.44%
Annual Return 2018	0.80%
Annual Return 2019	7.27%
Annual Return 2020	8.31%